Securities Act of 1933 Registration No. 2-11318

Investment Company Act of 1940 Registration No. 811-00576

U.S.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Amendment No. 87

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 40

NORTHEAST INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

125 High Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 225-6704

Bruce H. Monrad

Chairman and President

Northeast Investors Trust

125 High Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Copies to:

Thomas J. Kelly, Esq.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

One Financial Center

Boston, Massachusetts 02111

EXPLANATORY NOTE

This Amendment to the Registration Statement of Northeast Investors Trust is being filed to add the Interactive Data File required by General Instruction C.3(g) of Form N-1A under the Investment Company Act of 1940 and will become effective upon filing pursuant to Rule 485 (b) under the Securities Act of 1933.

It is proposed that the filing will become effective under Rule 485:

☒	Immediately upon filing pursuant to paragraph (b),
☐	on pursuant to paragraph (b),
☐	60 days after filing pursuant to paragraph (a)(1),
☐	On pursuant to paragraph (a)(1),
☐	75 days after filing pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 14th day of February, 2014.

By s/    Bruce H. Monrad

Bruce Monrad, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

s/ Bruce H. Monrad Bruce H. Monrad	Chairman, President and person performing function of principal executive officer	February 14, 2014

s/ Ernest E. Monrad Ernest E. Monrad	Trustee	February 14, 2014

s/ Gordon C. Barrett Gordon C. Barrett	Executive Vice President, Treasurer and person performing functions of principal financial and accounting officer	February 14, 2014

s/ Peter J. Blampied Peter J. Blampied	Trustee	February 14, 2014

s/ Marshall I. Goldman Marshall I. Goldman	Trustee	February 14, 2014

s/ George P. Beal George P. Beal	Trustee	February 14, 2014

s/ Charles R. Dougherty Charles R. Dougherty	Trustee	February 14, 2014

s/ Hon. Maurice H. Richardson Hon. Maurice H. Richardson	Trustee	February 14, 2014